Shareholders Equity (Details)	12 Months Ended
	Dec. 31, 2023 installment shares	Dec. 31, 2022 shares
Shareholders Equity
Preferred stock authorized	10,000,000
Common stock authorized	300,000,000	7,708,163
Common stock, shares issued	11,956,823	5,292,384
Common stock, Shares outstanding	11,956,823	5,292,384
Preferred stock, shares outstanding	0
Restricted Stock Units
Shareholders Equity
Monthly installments | installment	12
Class A Common Stock
Shareholders Equity
Common stock, shares issued		5,292,384
Common stock, Shares outstanding	11,956,823	5,292,384